Summary of Significant Accounting Policies - Impairment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) reporting_unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Goodwill, Intangible Assets and Long-Lived Assets
Number of reporting units | reporting_unit	5
Impairment loss long-lived assets	$ 7.7	$ 2.8	$ 2.6
North America Gaming And Interactive, DoubleDown Reporting Unit | Trademarks
Goodwill, Intangible Assets and Long-Lived Assets
Impairment loss on indefinite-lived intangible assets	$ 30.0
International | Trademarks
Goodwill, Intangible Assets and Long-Lived Assets
Impairment loss on indefinite-lived intangible assets		$ 9.7